Equity (Details Narrative) - PEN (S/) S/ / shares in Units, S/ in Thousands		1 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 13, 2017	Mar. 01, 2017	Dec. 13, 2016	Sep. 30, 2016	Aug. 02, 2016	Jul. 31, 2016	Feb. 29, 2016	Feb. 02, 2016	Sep. 25, 2015	Jul. 14, 2015	Jun. 04, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Share capital authorized	531,461,479				423,868,449	531,461,479	531,461,479
Total outstanding shares	111,484,000				70,097,971	111,484,000	111,484,000
Number of investment shares acquired	50,503,124		7,911,845	37,276,580	40,278,894	50,503,124
Value of investment shares acquired					S/ (34,216)		S/ (108,218)
Additional paid-in capital	S/ 545,165				S/ 432,779	S/ 545,165
Dividends paid per share					S/ 0.35000	S/ 0.28500	S/ 0.28000
Dividends payable	5,070				S/ 29,725	S/ 5,070													S/ 189
Capital contributions	S/ 531,461				423,868	S/ 531,461
Impairment on Brine Project [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital					(6,759)
Impairment on Brine Project [Member] | Cementos Pacasmayo S.A.A. [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital					S/ (6,759)
Lima Stock Exchange [Member]
Disclosure of classes of share capital [line items]
Total outstanding shares	419,977,479				353,770,478	419,977,479	419,977,479
Quimpac S.A. [Member]
Disclosure of classes of share capital [line items]
Capital contributions	S/ 473				S/ 490	S/ 473	S/ 277
Quimpac S.A. [Member] | USD
Disclosure of classes of share capital [line items]
Threshold of brine project for capital commitment					14,000
MCA Phosphates Pte. Ltd [Member]
Disclosure of classes of share capital [line items]
Capital contributions	4,015					4,015	28,198
Salmueras Sudamericanas S.A. [Member]
Disclosure of classes of share capital [line items]
Capital contributions								S/ 3,467		S/ 783					S/ 4,100			S/ 2,400
Difference on capital contributions and interests acquired					576	S/ 556	S/ 325
Salmueras Sudamericanas S.A. [Member] | Impairment on Brine Project [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital
Salmueras Sudamericanas S.A. [Member] | USD
Disclosure of classes of share capital [line items]
Threshold of brine project for capital commitment					S/ 100,000
Fosfatos del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital									S/ 118,569
Capital contributions									S/ 107,593		S/ 1,200	S/ 13,384	S/ 1,000	S/ 23,216		S/ 15,813	S/ 78,178
Difference on capital contributions and interests acquired	S/ 7,745,000
Treasury shares [Member]
Disclosure of classes of share capital [line items]
Number of investment shares acquired			7,911,845	37,276,580	36,040,497
Value of investment shares acquired			S/ 34,216	S/ 108,248	S/ 119,005,000
Treasury shares [Member] | Fosfatos del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Value of investment shares acquired		S/ 23,459
Treasury shares [Member] | Fosfatos del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Number of investment shares acquired		9,148,373
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued for additional paid-in capital	111,484,000					111,484,000
Investment shares [member]
Disclosure of classes of share capital [line items]
Shares issued for additional paid-in capital	928,000					928,000